UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  November 30, 2008

Item 1. Report to Stockholders.

FIMCO Select Fund

ANNUAL REPORT
For the Year Ended
November 30, 2008

FIMCO Select Fund

January 28, 2008

Dear Shareholder,

Fund Performance
The FIMCO Select Fund decreased in value 29.71% from November 30, 2007 to November 30, 2008, while the S&P 500 decreased by 38.09% and the S&P 1500 decreased by 39.12% over the same time period.  Since inception of the fund on December 28, 2005 through November 30, 2008, the fund has depreciated 5.52%, the S&P 500 9.14% and the S&P 1500 11.01%.

	FMCOX	S&P 500	S&P 1500

1 Year	-29.71%	-38.09%	-39.12%
Since Inception	-5.52%	-9.14%	-11.01%

Gross Expense Ratio: 2.08%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end maybe obtained by calling (866) 653-4626.  The Fund imposes a 2.00% redemption fee on shares held less than 90 days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Our best performing equity positions/strategies over the last year were shorting the Consumer Discretionary Spyder (currently our largest position), CEC Entertainment, Bed, Bath & Beyond, and the S&P 500 through the Proshares Short S&P 500 ETF (subsequently replaced with the Proshares Ultrashort S&P 500 ETF) and a long position in Corinthian Colleges which returned 56%.  We also sold our position in Anheuser-Busch in July prior to them being acquired by InBev, resulting in a 34% profit.  In addition to this we pared down our weightings in individual positions such as Papa John’s, Carmax,  Superior Industries, Costco, Ebay, Janus Capital and GE because of our belief that consumer spending would go into a free-fall and would negatively affect the stock prices of these companies. The Fund employed the strategy of writing put options to take advantage of large put premiums received due to large volatility being priced into the options. At November 30, 2008, the only outstanding puts in the portfolio were Nucor and Penn, which expire on December 20, 2008. Subsequent to year end, we had written GE, Dow and Leucadia stock puts at which we consider to be very favorable prices. The Penn puts were recently closed out at a small profit.  The GE, Dow and Leucadia

FIMCO Select Fund

stock puts are currently out-of-the-money and if they stay that way they should expire worthless. We also positioned Coca-Cola and Oracle at prices that we consider very compelling; coupled with an increase in our Berkshire Hathaway position at a price slightly above the book value per share of the firm, bringing it to an 8% weighting.

Our worst performing position was Border’s Group which has declined 94% year-to-date on concerns about their ability to survive as a going concern.  Ironically, their balance sheet and operations have improved over the course of the year and we feel the small weighting it now represents in the fund is still warranted when comparing the potential upside to downside.  We view the position now much like a call option with no time value working against us.  Most of our positions are down to some degree with the market in the last year but Border’s is the only outlier and we are very comfortable with all of the names in the portfolio at current prices.

Shareholder Letter
This year was marked by unprecedented market volatility with the VIX index posting a low of 15.9% on 5/19/08 and a high of 89.5% on 10/23/08, credit spreads widening to historically unheard of levels with AAA corporate spreads widening to ~600 basis points and B corporate spreads widening to ~1265 basis points (with virtually all of the widening occurring in October and November of this year).  This has resulted in equity prices dropping precipitously due first to the credit crisis (shown by the VIX and credit spreads as risk was priced back into the market) and finally by the weakening consumer and economy brought on by assets deflating. This weakness has been showing up in delinquency and default rates, negative retail sales comparisons, and sliding home prices.

In our letter last year we wrote, “As a few of our positions above demonstrate, being a “value” investor is not for the faint of heart and to be successful at it one must have patience and an ability to separate emotion and rational decision making” and we continue to believe this to be applicable today. However, we also think that market conditions have changed and that one needs to manage the portfolio now more than ever from a sector/macro exposure perspective. This is evidenced by the high VIX which we interpret as not realistic but more of the market saying it really doesn’t know what the level of risk should be given what has happened in the last year.  Given our outperformance relative to our primary benchmark over the last year and year-to-date we believe that a fundamental value discipline coupled with active portfolio management in managing risk has contributed meaningfully to our overall performance.  In our opinion, the downside is harder to manage than

FIMCO Select Fund

the upside and we are pleased that we have preserved significant capital relative to our benchmark in the last year and while we are still positioned relatively defensively, we also think the portfolio is well positioned for when the market does make a turn for the positive.

Sincerely,

Gary T. Schoen, Chief Investment Officer

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible. The Fund may invest in options, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates.  The investment in options is not suitable for all investors.

The Fund regularly makes short sales of securities, which involves the risk that losses may exceed the original amount invested.

The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

The S&P 500 Index and the S&P 1500 Index are broad based unmanaged indices of 500 and 1500 stocks respectively, which are widely recognized as representative of the equity market in general.  The VIX index is more formally known as the CBOE SPX Volatility Index and reflects a market estimate of future volatility, based on the weighted average of the implied volatilities for a wide range of strike prices. You cannot invest directly in an index.

Please refer to the Schedule of Investments on page 7 of this report for holdings information. The management commentary above as well as Fund holdings and asset/sector allocations should not be considered a recommendation to buy or sell any security. In addition, please note that Fund holdings and asset/sector allocations are subject to change.

Book value is the net asset value of a company, calculated by subtracting total liabilities from total assets. A basis point is a value equaling one one-hundredth of a percent (1/100 of 1%).

The FIMCO Select Fund is distributed by Quasar Distributors, LLC (01/09)

FIMCO Select Fund

SECTOR ALLOCATION at November 30, 2008 (Unaudited)

Sector Allocation	% of Net Assets

Consumer Discretionary	7.3%
Consumer Staples	14.2%
Energy	6.8%
Financials	17.8%
Health Care	6.2%
Industrials	11.0%
Information Technology	11.4%
Investment Companies	4.6%
Materials	30.0%
Telecommunication Services	2.9%
Utilities	1.4%
Money Market	1.5%
Liabilities in Excess of Other Assets*	(15.1)%
Net Assets	100.0%

*  Includes short positions as of November 30, 2008.

EXPENSE EXAMPLE For the Six Months Ended November 30, 2008 (Unaudited)

As a shareholder of the FIMCO Select Fund (the “Fund”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (6/1/08 – 11/30/08).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request a redemption be made by wire transfer, the Fund’s transfer agent will currently charge a $15.00 fee.  You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem shares that have been held for less than 90 days.  Investment Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example

FIMCO Select Fund

EXPENSE EXAMPLE For the Six Months Ended November 30, 2008 (Unaudited) (Continued)

below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6). Then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees.  Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account	Account	During the Period
	Value 6/1/08	Value 11/30/08	6/1/08 – 11/30/08*
Actual^	$1,000	$ 727	$8.44
Hypothetical (5% annual
return before expenses)+	$1,000	$1,015	$9.85

^	Excluding interest expense and dividends on short positions, your actual cost of investment in the Fund would be $7.96.
+	Excluding interest expense and dividends on short positions, your hypothetical cost of investment in the Fund would be $9.29.
*
Expenses are equal to the Fund’s annualized expense ratio, including interest expense and dividends on short positions, of 1.61% (reflecting fee waivers in effect) multiplied by the average account value over the period, multiplied by the number of days since inception 183/366 days (to reflect the one-half year period).  If interest expense and dividends on short positions were excluded, the annualized expense ratio would have been 1.50% (reflecting fee waivers in effect).

FIMCO Select Fund

Fund Average Annual Return
Period Ended November 30, 2008
1 Year	(29.71)%
Since Inception (12/28/05)	(5.52)%

The one-year year total return for the S&P 500 Index was (38.09)%.  The average annual total return since the Fund’s inception (12/28/05) for the S&P 500 Index was (9.14)%.

The one-year total return for the S&P 1500 Supercomposite Index was (39.12)%.  The average annual total return since the Fund’s inception (12/28/05) for the S&P 1500 Supercomposite Index was (11.01)%.

FIMCO Select Fund

SCHEDULE OF INVESTMENTS at November 30, 2008

Shares		Value

COMMON STOCKS: 81.7%

Aerospace & Defense: 2.8%
10,000	The Boeing Co.	$426,300

Beverages: 4.4%
14,200	The Coca-Cola Co.[1]	665,554

Chemicals: 2.8%
23,179	The Dow Chemical Co.	429,970

Commercial Banks: 4.4%
23,000	Wells Fargo & Co.	664,470

Communications Equipment: 2.4%
22,000	Cisco Systems, Inc.*	363,880

Diversified Financial Services: 2.8%
22,000	Leucadia National Corp.	430,100

Diversified Telecommunication Services: 2.9%
16,600	CenturyTel, Inc.[1]	440,896

Electronic Equipment & Instruments: 1.1%
9,800	Tyco Electronics Ltd.	161,504

Energy Equipment & Services: 0.2%
6,000	Helix Energy Solutions
	Group, Inc.*	38,580

Food & Staples Retailing: 9.9%
5,900	Costco Wholesale Corp.[1]	303,673
21,500	Wal-Mart Stores, Inc.[1]	1,201,420
		1,505,093

Health Care Equipment & Supplies: 1.8%
8,800	Medtronic, Inc.	268,576

Hotels, Restaurants & Leisure: 2.5%
17,700	Penn National
	Gaming, Inc.*	375,240

Household Durables: 2.1%
8,100	Whirlpool Corp.	318,978

Independent Power
Producers & Energy Traders: 1.3%
23,000	Calpine Corp.*[1]	206,080

Industrial Conglomerates: 4.0%
25,000	General Electric Co.	429,250
8,500	Tyco International, Ltd.	177,650
		606,900
Insurance: 10.6%
323	Berkshire Hathaway,
	Inc. - Class B*	1,130,177
1,600	Markel Corp.*[1]	492,800
		1,622,977
IT Services: 1.4%
15,900	The Western
	Union Co.[1]	210,993

Machinery: 2.2%
12,075	PACCAR, Inc.[1]	336,530

Media: 2.0%
775	The Washington Post
	Co. - Class B	306,823

Oil & Gas: 4.7%
4,658	Chevron Corp.[1]	368,029
4,343	Exxon Mobil Corp.[1]	348,091
		716,120
Oil, Gas & Consumable Fuels: 1.9%
5,469	ConocoPhillips[1]	287,232

Pharmaceuticals: 4.4%
11,500	Johnson & Johnson[1]	673,670

Road & Rail: 2.0%
4,000	Burlington Northern
	Santa Fe Corp.	306,440

Software: 6.5%
31,600	Microsoft Corp.[1]	638,952
22,157	Oracle Corp.*[1]	356,506
		995,458
Specialty Retail: 0.6%
90,900	Borders Group, Inc.[1]	97,263

TOTAL COMMON STOCKS
(Cost $15,580,818)		12,455,627

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

SCHEDULE OF INVESTMENTS at November 30, 2008 (Continued)

Shares		Value

INVESTMENT COMPANIES: 4.6%
4,439	ProShares Short
	S&P 500 ETF	$383,263
10,600	Utilities Select Sector
	SPDR Fund[1]	319,378
		702,641
TOTAL INVESTMENT COMPANIES
(Cost $732,755)		702,641

Principal
Amount

U.S. GOVERNMENT AGENCY ISSUES: 6.6%
	Federal Home Loan
	Mortgage Corp.
$500,000	4.050%, 12/23/2008	500,971
500,000	3.200%, 06/30/2009	504,892
		1,005,863
TOTAL U.S. GOVERNMENT
AGENCY ISSUES
(Cost $1,001,588)		1,005,863

Contracts (100 shares per contract)

CALL OPTIONS PURCHASED: 0.1%
170	Bed Bath & Beyond, Inc.
	Expiration: January, 2009,
	Exercise Price: $32.50	850
329	Borders Group, Inc.
	Expiration: January, 2010,
	Exercise Price: $5.00	10,693
190	National City Corp.
	Expiration: January, 2009,
	Exercise Price: $35.00	475

TOTAL CALL OPTIONS PURCHASED
(Cost $299,698)		12,018

Shares

SHORT-TERM INVESTMENTS: 7.4%
470,000	Fannie Mae
	Discount Note
	0.383%, 12/03/2008	$469,990
225,364	Fidelity Institutional
	Money Market
	Portfolio	225,364
435,000	Freddie Mac
	Discount Note
	0.501%, 12/22/2008	434,873

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,130,227)		1,130,227
TOTAL INVESTMENTS
IN SECURITIES: 100.4%
(Cost $18,745,086)		15,306,376
Liabilities in Excess
of Other Assets: (0.4)%		(59,422)
TOTAL NET ASSETS: 100.0%		$15,246,954

[1]	A portion of the security was purchased with the cash proceeds from securities sold short and is used for collateral on short sales
*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

SCHEDULE OF OPTIONS WRITTEN at November 30, 2008

Contracts
(100 Shares per Contract)		Value

PUT OPTIONS
75	Nucor Corp
	Expiration:
	December, 2008,
	Exercise Price: $25.00	$2,250
75	Nucor Corp
	Expiration:
	December, 2008,
	Exercise Price: $30.00	6,937
231	Penn National Gaming, Inc.
	Expiration:
	January, 2009,
	Exercise Price: $20.00	47,355
		56,542
TOTAL OPTIONS WRITTEN
(Premiums received $66,447)		$56,542

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

SCHEDULE OF SECURITIES SOLD SHORT at November 30, 2008

Shares		Value

14,416	Bed Bath & Beyond, Inc.	$292,501
60,000	Consumer Discretionary
	Select Sector
	SPDR Fund	1,237,800
		1,530,301
TOTAL SECURITIES SOLD SHORT
(Proceeds $2,467,850)		$1,530,301

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

STATEMENT OF ASSETS AND LIABILITIES at November 30, 2008

ASSETS
Investments in securities, at value
(cost $18,745,086) (Note 2)	$15,306,376
Receivables:
Dividends and interest	70,658
Deposit for short sales	1,560,027
Prepaid expenses	2,794
Total assets	16,939,855

LIABILITIES
Payables:
Securities sold short, at value (proceeds $2,467,850)	1,530,301
Written options, at value (proceeds $66,447)	56,542
Due to custodian	61,681
Investment advisory fees, net	5,640
Administration fees	3,278
Custody fees	1,951
Fund accounting fees	4,444
Transfer agent fees	4,024
Chief compliance officer fees	933
Other accrued expenses	24,107
Total liabilities	1,692,901

NET ASSETS	$15,246,954

Net asset value, offering and redemption price per share
($15,246,954/1,854,835 shares outstanding; unlimited
number of shares authorized without par value)	$8.22

COMPONENTS OF NET ASSETS
Paid-in capital	$20,058,280
Undistributed net investment income	10,163
Accumulated net realized loss on investments and options	(2,330,233)
Net unrealized depreciation on investments and options	(3,438,710)
Net unrealized appreciation on options written	9,905
Net unrealized appreciation on securities sold short	937,549
Net assets	$15,246,954

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

STATEMENT OF OPERATIONS For the Year Ended November 30, 2008

INVESTMENT INCOME
Dividends	$369,333
Interest	39,435
Total investment income	408,768

EXPENSES (Note 3)
Investment advisory fees	209,275
Interest expense	47,655
Dividends on short positions	37,024
Fund accounting fees	27,353
Administration fees	30,082
Transfer agent fees	23,927
Audit fees	18,627
Legal fees	14,727
Custody fees	9,017
Chief compliance officer fees	6,051
Registration fees	5,236
Trustee fees	6,669
Reports to shareholders	7,277
Miscellaneous expense	4,172
Insurance expense	1,535
Total expenses	448,627
Less: fees waived	(50,035)
Net expenses	398,592
Net investment income	10,176

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS
Net realized loss on investments and options	(2,785,053)
Net realized gain on short transactions	479,923
Change in net unrealized depreciation
on investments and options	(5,376,334)
Change in net unrealized depreciation on options written	(9,339)
Change in net unrealized appreciation
on securities sold short	695,629
Net realized and unrealized loss on investments	(6,995,174)
Net decrease in net assets
resulting from operations	$(6,984,998)

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	November 30,	November 30,
	2008	2007
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment gain (loss)	$10,176	$(91,759)
Net realized gain (loss) on investments	(2,785,053)	980,312
Net realized gain (loss) on short transactions	479,923	(244,233)
Change in net unrealized depreciation
on investments and options	(5,376,334)	(222,596)
Change in net unrealized appreciation
(depreciation) on options written	(9,339)	19,244
Change in net unrealized appreciation
on securities sold short	695,629	323,524
Net increase (decrease) in net assets
resulting from operations	(6,984,998)	764,492

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gain	(716,641)	—
Total distributions to shareholders	(716,641)	—

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets
derived from net change in
outstanding shares (a) (b)	(1,391,167)	3,077,258
Total increase (decrease) in net assets	(9,092,806)	3,841,750

NET ASSETS
Beginning of year	24,339,760	20,498,010
End of year	$15,246,954	$24,339,760

(a)	Summary of capital share transactions is as follows:

	Year Ended		Year Ended
	November 30, 2008		November 30, 2007
	Shares	Value	Shares	Value
Shares sold	321,749	$3,352,099	491,527	$5,964,529
Shares issued in
reinvestment
of distributions	61,886	716,641	—	—
Shares redeemed (b)	(548,080)	(5,459,907)	(237,415)	(2,887,271)
Net increase (decrease)	(164,445)	$(1,391,167)	254,112	$3,077,258

(b)	Net of redemption fees of $558 and $796.

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

	Year Ended	Year Ended	Period Ended
	November 30,	November 30,	November 30,
	2008	2007	2006[1]
Net asset value, beginning of period/year	$12.05	$11.61	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment gain (loss)[2,3]	0.01	(0.05)	(0.02)
Net realized and unrealized
gain (loss) on investments	(3.49)	0.49	1.63
Total from investment operations	(3.48)	0.44	1.61

LESS DISTRIBUTIONS:
From net realized gain	(0.35)	—	—
Total distributions	(0.35)	—	—
Paid-in capital from redemption fees (Note 2)	0.00 [4]	0.00 [4]	—
Net asset value, end of year/period	$8.22	$12.05	$11.61
Total return	(29.71)%	3.79%	16.10%[5]

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period/year (millions)	$15.2	$24.3	$20.5

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed[7,11]	2.14%	2.01%	2.04%[6]
After fees waived and expenses absorbed[8,11]	1.90%	1.91%	1.53%[6]

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS:
Before fees waived and expenses absorbed[9,11]	(0.19)%	(0.49)%	(0.79)%[6]
After fees waived and expenses absorbed[10,11]	0.05%	(0.39)%	(0.28)%[6]
Interest expense and
dividend/interest on short positions	0.40%	0.41%	0.03%
Portfolio turnover rate	71%	75%	54%[5]

1	Fund commenced operations December 28, 2005.
2	Recognition of net income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
3
Net investment income per share before dividends on short positions for the years ended November 30, 2008 and November 30, 2007 and the period ended November 30, 2006 were $0.03, $0.00 and $(0.02), respectively.

4	Amount is less than $0.01.
5	Not annualized.
6	Annualized.
7
The ratio of expenses to average net assets includes dividends and interest expense on short positions. The ratio excluding interest expense on short positions for the years ended November 30, 2008 and November 30, 2007 and the period ended November 30, 2006 was 1.74%, 1.60% and 2.01%, respectively.

8
The ratio of expenses to average net assets includes dividends and interest expense on short positions. The ratio excluding interest expense on short positions for the years ended November 30, 2008 and November 30, 2007 and the period ended November 30, 2006 was 1.50%, 1.50% and 1.50%, respectively.

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

FINANCIAL HIGHLIGHTS (Continued)

9
The ratio of net investment income(loss) to average net assets includes dividends and interest expense on short positions.  The ratio excluding dividends and interest expense on short positions for the years ended November 30, 2008 and November 30, 2007 and the period ended November 30, 2006 was 0.21%, (0.08)% and (0.76)%, respectively.

10
The ratio of net investment income(loss) to average net assets includes dividends and interest expense on short positions.  The ratio excluding dividends and interest expense on short positions for the years ended November 30, 2008 and November 30, 2007 and the period ended November 30, 2006 was (0.45)%, 0.02% and (0.25)%, respectively.

11	Does not include expenses of the investment companies in which the Fund invests in.

The accompanying notes are an integral part of these financial statements.

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS November 30, 2008

NOTE 1 – ORGANIZATION

FIMCO Select Fund (the “Fund”) is a diversified series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company.  The Fund commenced operations on December 28, 2005.

The Fund’s investment objective is long-term growth of capital.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), and Small CapSM exchanges are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Fixed income debt instruments, such as commercial paper, bankers’ acceptances and U.S. Treasury Bills, having a maturity at time of purchase, of less than 60 days are valued at amortized cost.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Options on securities shall be valued at the mean between the most recent quoted bid and asked quotations.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees.  Fair value pricing is an inherently subjective process, and no single standard exists for determining fair

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS November 30, 2008 (Continued)

value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of November 30, 2008, the Fund did not hold any securities in which quotations were not readily available.

B.
Option Writing.  When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

C.
Federal Income Taxes. The Fund has elected to be taxed as “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98% of its net realized capital gains (earned during the twelve months ended November 30) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS November 30, 2008 (Continued)

For the period ended November 30, 2008, the Fund has capital loss carryforwards in the amount of $2,319,771 which expire on November 30, 2016.

D.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a high cost basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally, which are determined in accordance with income tax regulations, are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

F.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.  The Fund charges a 2.00% redemption fee on shares held less than 90 days.  These fees are deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund will retain the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

H.
Short Sales.  The Fund may sell a security it does not own in anticipation of a decline in the value of that security.  When the Fund sells securities short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain is

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS November 30, 2008 (Continued)

limited to the difference between the price at which the Fund sold the security short and the price the Fund pays to purchase the security to terminate the short sale, or a sale.  The Fund is liable for any dividends payable on the securities while those securities are in a short position.  As collateral for its short positions, the Fund is required by the Investment Company Act of 1940 to maintain segregated assets consisting of cash, cash equivalents or liquid securities.  These segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short.  The fund has entered into a Special Custody Account Agreement with Bear Stearns Securities Corp. (“Bear Stearns”) in which collateral for its short positions consists of segregated securities owned by the Fund.  Bear Stearns charges the Fund a fee equal to a 2% spread on the outstanding short positions market value.  For the year ended November 30, 2008, the Fund incurred net interest expense on short positions of $47,655.

I.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

J.
Classification of Capital Accounts. Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended November 30, 2008, undistributed net investment income was decreased by $13, accumulated realized gain was increased by $13.

K.
New Accounting Pronouncement. On December 1, 2007, the Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”.  FIN 48 requires the evaluation of tax positions taken on previously filed tax returns or expected to be taken of future returns.  These positions must meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained upon examination.  In evaluating whether a tax position has met the recognition threshold, the Fund must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS November 30, 2008 (Continued)

Tax positions not deemed to meet the more likely-than-not threshold are recorded as a tax expense in the current year.

FIN 48 requires the Fund to analyze all open tax years, as defined by the Statute of Limitations, for all major jurisdictions.  Open tax years are those that are open for exam by taxing authorities.  Major jurisdictions for the Fund include Federal and Massachusetts.  Tax years include the tax years ended November 30, 2006 through November 30, 2008.  The Fund has no examination in progress.

The Fund has reviewed all open tax years and major jurisdictions and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial position or results of operations.  There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal year-end November 30 2008.  The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Fund has adopted FAS 157 effective March 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 -	Quoted prices in active markets for identical securities.
Level 2 -	Other significant inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2008:

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS November 30, 2008 (Continued)

	Level 1 - Quoted	Level 2 -	Level 3 -
	prices in active	Significant other	Significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs
Assets:
Securities	$14,300,513	$1,005,863	$0.00
Total	$14,300,513	$1,005,863	$0.00
Liabilities:
Securities sold short	$(1,586,844)	$0.00	$0.00
Total	$(1,586,844)	$0.00	$0.00

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Frontier Investment Management Co., (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the year ended November 30, 2008, the Fund incurred $209,275 in investment advisory fees.

The Advisor has contractually agreed to limit the Fund’s expenses so that its ratio of expenses to average net assets will not exceed 1.50%.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  For the year ended November 30, 2008, the Advisor has waived $50,035 in fees for the Fund.

The Advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after such payment.  At November 30, 2008, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $150,262.  The Advisor may recapture a portion of the above amount no later than the dates as stated below:

Year of Expiration	Amount
November 30, 2009	$75,359
November 30, 2010	$24,868
November 30, 2011	$50,035

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS November 30, 2008 (Continued)

U.S. Bancorp Fund Services, LLC (the “USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals.  For its services, the Administrator receives a monthly fee at the following annual rates:

Minimum	$30,000
$0 to $50 million	0.12% of average daily net assets
$50 to $200 million	0.10% of average daily net assets
Over $200 million	0.05% of average daily net assets

For the year ended November 30, 2008, the Fund incurred $30,082 in administration fees.  The officers of the Trust are employees of the Administrator.  The Chief Compliance Officer is also an employee of the Administrator.  For the year ended November 30, 2008, the Fund was allocated $6,051 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC, (the “Distributor”) serves as principal underwriter for shares of the Funds, and acts as each Fund’s Distributor in a continuous public offering of each Fund’s shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Fund.  Both The Distributor and  Custodian are affiliates of the Administrator.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the year ended November 30, 2008, the cost of purchases and proceeds from sales of securities, excluding short-term investments, was $13,430,176 and $18,780,021, respectively.

There were no purchases or sales of long-term U.S. Government securities for the year ended November 30, 2008.

For the year ended November 30, 2008, the cost of investments purchased to cover short sales and the proceeds from investments sold short were $2,336,361 and $1,013,774 respectively.

FIMCO Select Fund

NOTES TO FINANCIAL STATEMENTS November 30, 2008 (Continued)

NOTE 5 – OPTIONS WRITTEN

Transactions in options written for the year ended November 30, 2008, were as follows:

	Number of	Premium
	Contracts	Amount
Balance at November 30, 2007	220	$34,094
Opened	381	66,447
Expired	(220)	(34,094)
Exercised	—	—
Closed	—	—
Balance at November 30, 2008	381	$66,447

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

For the year ended November 30, 2008, there were long-term capital gain distributions of $716,641.

The cost basis of investments for federal income tax purposes at November 30, 2008 was as follows:

Cost of investments	$18,755,548
Gross tax unrealized appreciation on long positions	518,651
Gross tax unrealized depreciation on long positions	(3,967,823)
Net tax unrealized depreciation on long positions	$(3,449,172)
Gross tax unrealized appreciation on short positions	937,549
Gross tax unrealized appreciation on options written	9,905
Net tax unrealized appreciation on options	$947,454
Total net tax unrealized appreciation on investments	(2,501,718)
Undistributed ordinary income	10,163
Undistributed long-term capital gain	—
Total distributable earnings	10,163
Other accumulated gains/(losses)	(2,319,771)
Total accumulated earnings/(losses)	$(4,811,326)

Differences between book losses and tax losses are attributable to the tax treatment of wash sales.

FIMCO Select Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders of
Professionally Managed Portfolios

We have audited the accompanying statements of assets and liabilities of the FIMCO Select Fund, a series of shares of Professionally Managed Portfolios (the “Trust”), including the schedule of investments as of November 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period December 28, 2005 (commencement of operations) through November 30, 2006.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of November 30, 2008 by correspondence with the custodian.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the FIMCO Select Fund as of November 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and for the period December 28, 2005 through November 30, 2006, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 22, 2009

FIMCO Select Fund

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Portfolio.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current Trustees and officers of the Trust, their dates of birth, positions with the Trust, term of office with the Trust and length of time served, their principal occupation for the past five years and other directorships are set forth below.

Number of
		Term		Portfolios
		of Office	Principal	in Fund
	Position	and Length	Occupation	Complex(2)	Other
Name, Age	with the	of Time	During Past	Overseen	Directorships
and Address	Trust(1)	Served	Five Years	by Trustees	Held

Independent Trustees of the Trust

Dorothy A. Berry	Chairman	Indefinite	President, Talon		Trustee,
(born 1943)	and	Term;	Industries, Inc.		Allegiant
2020 E. Financial Way	Trustee	Since	(administrative,		Funds.
Suite 100		May 1991.	management and
Glendora, CA 91741			business consulting);
formerly, Executive
Vice President and
Chief Operating
Officer, Integrated
Asset Management
(investment adviser
and manager) and
formerly, President,
Value Line, Inc.
(investment advisory
and financial
publishing firm).

Wallace L. Cook	Trustee	Indefinite	Investment		The Dana
(born 1939)		Term;	Consultant;		Foundation;
2020 E. Financial Way		Since	formerly, Chief		The
Suite 100		May 1991.	Executive Officer,		University of
Glendora, CA 91741			Rockefeller Trust Co.,		Virginia Law
			(prior thereto Senior		School
			Vice President), and		Foundation.
Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton Simon, Inc.

FIMCO Select Fund

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
		Term		Portfolios
		of Office	Principal	in Fund
	Position	and Length	Occupation	Complex(2)	Other
Name, Age	with the	of Time	During Past	Overseen	Directorships
and Address	Trust(1)	Served	Five Years	by Trustees	Held

Carl A. Froebel	Trustee	Indefinite	Owner, Golf		None.
(born 1938)		Term;	Adventures, LLC,
2020 E. Financial Way		Since	(Vacation Services);
Suite 100		May 1991.	formerly, President
Glendora, CA 91741			and Founder,
National Investor
Data Services, Inc.
(investment related
computer software).

Steven J. Paggioli	Trustee	Indefinite	Consultant since		Independent
(born 1950)		Term;	July 2001; formerly,		Trustee, The
2020 E. Financial Way		Since	Executive Vice		Managers
Suite 100		May 1991.	President, Investment		Funds,
Glendora, CA 91741			Company		Managers
			Administration, LLC		AMG Funds;
			(“ICA”) (mutual fund		Advisory
			administrator).		Board
Member,
Sustainable
Growth
Advisers, LP;
Independent
Director,
Chase
Investment
Counsel

Officers of the Trust

Robert M. Slotky	President	Indefinite	Senior Vice	Not	Not
(born 1947)		Term; Since	President,	Applicable.	Applicable.
2020 E. Financial Way		August	U.S. Bancorp
Suite 100		2002.	Fund Services,
	Chief	Indefinite	LLC, since July
	Compliance	Term; Since	2001.
	Officer	September
2004.
	Anti-Money	Indefinite
	Laundering	Term;
	Officer	Since
December
2005.

FIMCO Select Fund

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
		Term		Portfolios
		of Office	Principal	in Fund
	Position	and Length	Occupation	Complex(2)	Other
Name, Age	with the	of Time	During Past	Overseen	Directorships
and Address	Trust(1)	Served	Five Years	by Trustees	Held

Eric W. Falkeis	Treasurer	Indefinite	Chief Financial	Not	Not
(born 1973)		Term;	Officer, U.S.	Applicable.	Applicable.
615 East Michigan St.		Since	Bancorp Fund
Milwaukee, WI 53202		August	Services, LLC,
		2002.	since April
2006; Vice
President, U.S.
Bancorp Fund
Services, LLC
since 1997;
formerly, Chief
Financial Officer,
Quasar
Distributors, LLC
(2000-2003).

Elaine E. Richards	Secretary	Indefinite	Vice President and	Not	Not
(born 1968)		Term;	Legal Compliance	Applicable.	Applicable.
2020 E. Financial Way		Since	Officer, U.S.
Suite 100		February	Bancorp Fund
Glendora, CA 91741		2008.	Services, LLC,
since July 2007;
formerly, Vice
President and
Senior Counsel,
Wells Fargo Funds
Management, LLC
(2004-2007),
formerly, Vice
President and Legal
Compliance Officer,
U.S. Bancorp Fund
Services, LLC
(1998-2004).

(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisers.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series.

FIMCO Select Fund

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (866) 653-4626 and by accessing the Fund’s website at www.fimcofunds.com.  Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 653-4626.  In addition, you can obtain the Fund’s proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (866) 653-4626.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  The Fund’s schedule of portfolio holdings is posted on its website at www.fimcofunds.com within ten business days after calendar quarter end.

FIMCO Select Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on August 14, 2008, the Board (which is comprised entirely of persons who are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Advisory Agreement with Frontier Investment Management Co. (the “Advisor”) for another annual term.  At this meeting and at a prior meeting held on June 23, 2008, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement. In addition, the Board engaged an independent third party consulting firm to review the appropriateness of the peer group categories selected for comparison purposes.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day investment management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, and the Advisor’s business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.
The Fund’s historical year-to-date performance and the overall performance of the Advisor.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the performance of the Fund on both an absolute basis, and in comparison to its peer funds as classified by Lipper.

FIMCO Select Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

The Board noted that the Fund’s performance was below the median of its peer group for all relevant periods.  In this regard, the Board also took into consideration the Fund’s very short performance history.

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.

The Trustees noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.50%.  Additionally, the Trustees noted that, while the Fund’s total expense ratio was above its peer group median, the contractual advisory fee was in line with the peer group median.  In addition, the Trustees noted that the Fund’s expenses were not outside the range of its peer group.

4.
Economies of Scale. The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Fund grow.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses so that the Fund does not exceed its specified expense limitation.  The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Fund.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund.  The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional benefits derived by the Advisor from its relationship with the Fund.  The Board noted that the Fund does not currently have any “soft dollar” arrangements and does not charge any 12b-1 fees.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total mix of information available to them.  Based on a

FIMCO Select Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

(This Page Intentionally Left Blank.)

Investment Advisor
FRONTIER INVESTMENT MANAGEMENT CO.
8401 N. Central Expwy, Ste. 645, LB 31
Dallas, TX 75225

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
PAUL, HASTINGS, JANOFSKY & WALKER, LLP
75 E. 55th Street, Floor 15
New York, NY 10022

FIMCO Select Fund
Symbol – FMCOX
CUSIP – 742935398

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee.  Ms. Dorothy A. Berry and Messrs. Wallace L. Cook, Carl A. Froebel and Steven J. Paggioli are each an “audit committee financial expert” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2008	FYE 11/30/2007
Audit Fees	$16,500	$16,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,200	$2,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2008	FYE 11/30/2007
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 11/30/2008	FYE 11/30/2007
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)     /s/Robert M. Slotky
                                               Robert M. Slotky, President

Date  2/2/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/Robert M. Slotky
                                               Robert M. Slotky, President

Date  2/2/09

By (Signature and Title)     /s/Eric W. Falkeis
                                               Eric W. Falkeis, Treasurer

Date  1/22/09

•	Print the name and title of each signing officer under his or her signature.